Financial Risk Management - Additional Information (Detail) kr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr)
Disclosure Of Financial Risk Management [Line Items]
Percentage of probability level			99.00%
Description of Sensitivity analysis			The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon.
Percentage of risk at confidence level			99.00%
Maximum foreign exchange positions			kr 45.0
Average of value at risk calculated			12.4	kr 15.9
Sensitivity to interest rate increase of 1 basis point			1.0
Receivables write-offs			21.0	35.0
Credit exposure			100.0	400.0
Proceeds from issuance of borrowings			kr 3,615.0	kr 19,728.0	kr 10,755.0
Free cash flow before merger and acquisition as percent of net sales			16.20%	(0.40%)
Long term borrowings average maturity duration			3 years 7 months 6 days	3 years 2 months 12 days
Nordic Investment Bank [Member]
Disclosure Of Financial Risk Management [Line Items]
Proceeds from issuance of borrowings | $	$ 108
European Investment Bank [Member]
Disclosure Of Financial Risk Management [Line Items]
Proceeds from issuance of borrowings | $		$ 184
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point			kr 8.0
Trade receivables [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk			45.00%	47.00%
Bottom of range [Member] | Scenario Forecast [Member]
Disclosure Of Financial Risk Management [Line Items]
Free cash flow before merger and acquisition as percent of net sales			9.00%
Average [member] | Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point			kr 0.8	kr 1.5
Top of range [Member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point			kr 10.0
Top of range [Member] | Scenario Forecast [Member]
Disclosure Of Financial Risk Management [Line Items]
Free cash flow before merger and acquisition as percent of net sales			12.00%